1
The Gabelli Global Growth Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .4%
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT — 21 .8%
26,240 Apple Inc. ................................................ $ 4,499,635
8,100 Applied Materials Inc. ............................... 1,670,463
3,550 ASML Holding NV .................................... 3,445,169
16,830 Eaton Corp. plc ......................................... 5,262,404
8,200 Keyence Corp. .......................................... 3,796,657
10,200 Lasertec Corp. .......................................... 2,892,628
74,000 Murata Manufacturing Co. Ltd. ................. 1,385,606
16,050 NVIDIA Corp. ........................................... 14,502,138
37,454,700
COMMUNICATION SERVICES — 16 .8%
16,200 Alphabet Inc. , Cl. A † ................................. 2,445,066
37,920 Alphabet Inc. , Cl. C † ................................. 5,773,699
20,000 Meta Platforms Inc. , Cl. A ......................... 9,711,600
12,800 Netflix Inc. † .............................................. 7,773,824
12,400 Spotify Technology SA † ............................ 3,272,360
28,976,549
CONSUMER DISCRETIONARY — 15 .9%
56,000 Amazon.com Inc. † ................................... 10,101,280
390 Booking Holdings Inc. .............................. 1,414,873
1,640 Chipotle Mexican Grill Inc. † ...................... 4,767,103
2,000 Christian Dior SE ...................................... 1,675,454
3,500 Lululemon Athletica Inc. † ......................... 1,367,275
8,135 LVMH Moet Hennessy Louis Vuitton SE .... 7,316,922
20,000 On Holding AG , Cl. A † .............................. 707,600
27,350,507
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES — 13 .0%
4,400 Adobe Inc. † .............................................. 2,220,240
4,330 Cadence Design Systems Inc. † ................. 1,347,843
9,700 CrowdStrike Holdings Inc. , Cl. A † ............. 3,109,723
3,460 Intuit Inc. ................................................. 2,249,000
24,400 Microsoft Corp. ........................................ 10,265,568
4,240 ServiceNow Inc. † ..................................... 3,232,576
22,424,950
HEALTH CARE — 12 .9%
9,320 Eli Lilly & Co. ........................................... 7,250,587
8,400 Intuitive Surgical Inc. † .............................. 3,352,356
34,600 Novo Nordisk A/S , ADR ............................ 4,442,640
7,480 Stryker Corp. ............................................ 2,676,868
3,450 Thermo Fisher Scientific Inc. ..................... 2,005,174
14,600 Zoetis Inc. ................................................ 2,470,466
22,198,091
FINANCIALS — 10 .0%
9,105 Chubb Ltd. ............................................... 2,359,379
169,000 Investor AB , Cl. B ..................................... 4,241,578
7,500 Mastercard Inc. , Cl. A ............................... 3,611,775
5,190 S&P Global Inc. ........................................ 2,208,085
Shares
Market
Value
17,000 Visa Inc. , Cl. A .......................................... $ 4,744,360
17,165,177
INDUSTRIALS — 4 .2%
29,000 Carrier Global Corp. .................................. 1,685,770
6,000 Daikin Industries Ltd. ............................... 816,885
15,800 Trane Technologies plc ............................. 4,743,160
7,245,815
CONSUMER STAPLES — 3 .7%
13,500 L'Oreal SA ................................................ 6,388,707
MATERIALS — 1 .1%
3,900 Linde plc .................................................. 1,810,848
TOTAL COMMON STOCKS ........................ 171,015,344
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .6%
$ 1,080,000 U.S. Treasury Bills,
5.292 % to 5.309% †† ,
05/23/24 to 06/20/24 ............................ 1,068,986
TOTAL INVESTMENTS — 100.0%
(Cost $ 73,618,416 ) ............................... $ 172,084,330
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 71 .6% $ 123,232,311
Europe .............................. 22 .4 38,592,968
Japan ............................... 5 .2 8,891,776
Canada .............................. 0 .8 1,367,275
100.0% $ 172,084,330